Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities
Loss for the period	€ (19,477)	€ (30,223)	€ (32,216)
Adjustments for the period:
Income taxes	1	(20)	(58)
Depreciation and amortisation	403	351	369
Gain from disposal of leasehold improvements and equipment	25	(19)
Share based payments	2,035	1,943	3,545
Finance income / costs - net	(60)	2,983	230
Total	(17,073)	(24,985)	(28,130)
Change in trade and other receivables	(322)	1,140	(1,311)
Change in inventories	(19)	(44)	31
Change in other assets	121	(399)	(64)
Change in trade, other payables and deferred revenue	66,856	(1,018)	(2,177)
Cash from / (used in) operating activities	49,563	(25,306)	(31,651)
Interest received	218	106	102
Paid interest	(342)	(349)	(578)
Paid income tax	(1)
Net cash from / (used in) operating activities	49,438	(25,549)	(32,127)
Cash flow from investing activities
Purchase of intangible assets	(30)	(43)	(21)
Purchase of leasehold improvements and equipment	(691)	(625)	(238)
Cash received from the sale of leasehold improvements and equipment	1	35
Cash paid for investments in convertible note and warrants		(296)
Cash paid for investments in financial assets	(14,029)	(13,084)	(27,037)
Cash received from maturity of financial assets		22,063	18,147
Cash paid for investments in long term financial assets	(861)
Net cash from / (used for) investing activities	(15,610)	8,050	(9,149)
Cash flow from financing activities
Proceeds from issue of common shares	25,113	23,123	6
Transaction costs related to issue of common shares	(1,701)	(1,648)
Proceeds from borrowings		2,500	5,000
Transaction costs related to borrowings		(11)	(105)
Repayment of borrowings	(2,917)	(167)	(5,137)
Cash flow from / (used for) financing activities	20,495	23,797	(236)
Exchange-rate related changes of cash and cash equivalents	669	(1,867)	179
Net changes to cash and cash equivalents	54,323	6,297	(41,512)
Cash and cash equivalents at the beginning of the period	39,837	35,407	76,740
Cash and cash equivalents at the end of the period	€ 94,829	€ 39,837	€ 35,407